Consolidated Statement of Operations - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Statement of Operations [Abstract]
Vessel revenue, net	$ 22,784	$ 45,439	$ 36,067
Address Commissions		1,761	1,113
Expenses:
Voyage expenses	(5,245)	(1,771)	(3,107)
Vessel operating expenses	(5,179)	(19,745)	(20,338)
Management fees	(241)	(522)	(545)
Management fees - related party	(285)	(1,741)	(1,421)
General and administration expenses	(5,524)	(4,010)	(6,018)
Depreciation and amortization	(1,903)	(9,713)	(9,078)
Amortization of deferred dry-docking costs	0	(3,717)	(285)
Impairment loss	0	(828)	0
Gain on sale of vessels, net	36,095	1,426	11,804
Operating income	40,502	4,818	7,079
Other income / (expenses), net:
Interest and finance costs	(2,452)	(8,416)	(7,183)
Loss on extinguishment of debt	(593)	(397)	(85)
Interest income	13	314	430
Loss on equity method investment	0	(142)	0
Other income	26	311	112
Foreign currency exchange losses, net	(6)	129	(132)
Total other expenses, net	(3,012)	(8,201)	(6,858)
Net (loss) / income	37,490	(3,383)	221
Dividends on Series C preferred shares	(743)	0	0
Dividends to non-vested participating securities	(667)	0	(95)
Undistributed earnings to non-vested participating securities	(994)	0	0
Net (loss) / income attributable to common stockholders	$ 35,086	$ (3,383)	$ 126
Net (loss) / income per common share, basic (in dollars per share)	$ 7.79	$ (0.39)	$ 0.02
Net (loss) / income per common share, diluted (in dollars per share)	$ 4.92	$ (0.39)	$ 0.02
Weighted average common shares outstanding, basic (in shares)	4,503,397	8,711,951	8,359,487
Weighted average common shares outstanding, diluted (in shares)	7,299,561	8,711,951	8,359,487